Details of Significant Accounts - Schedule of Legal Stockholders Resolved the Distribution of Earnings (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024 TWD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 $ / shares
Details of Significant Accounts - Schedule of Legal Stockholders Resolved the Distribution of Earnings (Details) [Line Items]
Amount		$ 0
Cash Dividends [Member]
Details of Significant Accounts - Schedule of Legal Stockholders Resolved the Distribution of Earnings (Details) [Line Items]
Amount		0
Dividend per share (in Dollars per share) | $ / shares
Legal Reserve [Member]
Details of Significant Accounts - Schedule of Legal Stockholders Resolved the Distribution of Earnings (Details) [Line Items]
Amount		$ 0